Taxation, Current and Deferred Tax (Details) - USD ($) $ in Millions	12 Months Ended				18 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Apr. 30, 2017	Oct. 31, 2018
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	$ (1.5)	$ (7.6)
Current tax relating to items credited (charged) directly to hedging reserve	7.8	23.3			$ (16.4)
Deferred tax relating to items credited directly to foreign exchange movements on intangibles	(8.7)	14.0			0.0
Current Tax [Abstract]
Current year	175.4	163.9			245.8
Adjustments to tax in respect of previous periods	7.8	(35.3)			(14.7)
Current tax	183.2	128.6			231.1
Deferred Tax [Abstract]
Origination and reversal of temporary differences	(195.3)	(139.7)			26.4
Adjustments to tax in respect of previous periods	10.7	24.5			1.2
Previously unrecognized temporary differences	0.0	(29.4)			0.0
Impact of changes in tax rates	35.6	0.0			(931.8)
Deferred tax	(149.0)	(144.6)			(904.2)
Total tax charge/(credit)	34.2	(16.0)	[1]		$ (673.1) [2]
IFRS16 [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Impact of adoption	1.8
Defined Benefit Pension Schemes [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	(5.0)	13.0		$ 4.3
Deferred tax credit to currency translation differences	11.1
Share Options [Member]
Current and deferred tax relating to items credited (debited) directly to equity [Abstract]
Deferred tax relating to items credited (debited) directly to equity	(1.5)	(7.6)		(23.7)
Current tax relating to items credited (debited) directly to equity	$ 0.1	$ 13.1		$ 4.1

[1]	In accordance with the requirements of IFRS 16 "Leases" the results for the 12 months ended October 31, 2019 have not been restated.
[2]	In accordance with the requirements of IFRS 16 "Leases" the results for the 18 months ended October 31, 2018 have not been restated.